Annual Operating Expenses - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - SelectPortfoliosGroup4-FinancialsSector-ComboPRO - Select Brokerage and Investment Management Portfolio - Select Brokerage and Investment Management Portfolio
	Apr. 29, 2024
Operating Expenses:
Management fee	0.69%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Total annual operating expenses	0.70%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.